Cover	Jul. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2025
Entity File Number	000-56519
Entity Registrant Name	5&2 Studios, Inc.
Entity Central Index Key	0001733443
Entity Tax Identification Number	82-3246222
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8291 Baucum Road
Entity Address, City or Town	Midlothian
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76065
City Area Code	833
Local Phone Number	924-6736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Series B Common Stock
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false